Fair Value Measurements - Summary of Financial Assets and Financial Liabilities Measured and Recorded at Fair Value on Recurring Basis (Detail)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investment	¥ 597,265,740	$ 85,791,856	¥ 265,869,717
Long-term available-for-sale debt securities			50,564,859
Derivative financial liability	3,289,676	472,532	0
Observable Input (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investment	597,265,740	85,791,856
Derivative financial liability	¥ 3,289,676	$ 472,532
Fair Value, Measurements, Recurring [Member] | Observable Input (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investment			265,869,717
Fair Value, Measurements, Recurring [Member] | Non-observable input (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term available-for-sale debt securities			¥ 50,564,859